Employee Benefits Expense	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Employee Benefits Expense

30.EMPLOYEE BENEFITS EXPENSE

The detail of employee expenses for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
Employee Benefits Expenses	ThUS$	ThUS$	ThUS$

Wages and salaries	(476,809)	(489,118)	(400,513)
Post-employment benefit obligations expense	(17,269)	(20,003)	(13,095)
Social security and other contributions	(266,566)	(257,185)	(198,822)
Other employee expenses	(79,849)	(71,678)	(13,672)

Total	(840,493)	(837,984)	(626,102)